PROPERTY (Details) (10-K) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Lake Charles Facility [Member]	Dec. 31, 2011 Lake Charles Facility [Member]	Dec. 31, 2009 Lake Charles Facility [Member]	Sep. 30, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Sep. 30, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Maximum [Member]	Sep. 30, 2013 Plant [Member]	Dec. 31, 2012 Plant [Member]	Dec. 31, 2011 Plant [Member]	Dec. 31, 2012 Plant [Member] Minimum [Member]	Dec. 31, 2012 Plant [Member] Maximum [Member]	Sep. 30, 2013 Computer and Software [Member]	Dec. 31, 2012 Computer and Software [Member]	Dec. 31, 2011 Computer and Software [Member]	Dec. 31, 2012 Computer and Software [Member] Minimum [Member]	Dec. 31, 2012 Computer and Software [Member] Maximum [Member]	Dec. 31, 2012 Idled Facility [Member] Lake Charles Facility [Member]	Sep. 30, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold Improvements [Member] Maximum [Member]	Sep. 30, 2013 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Sep. 30, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 39,758,000		$ 39,758,000			$ 40,890,000		$ 39,405,000	$ 3,800,000			$ 389,000	$ 403,000	$ 420,000	$ 357,000	$ 358,000	$ 363,000			$ 14,964,000	$ 14,362,000	$ 14,122,000			$ 1,452,000	$ 1,407,000	$ 1,352,000				$ 200,000	$ 189,000	$ 189,000			$ 15,298,000	$ 15,053,000	$ 17,249,000			$ 7,098,000	$ 9,118,000	$ 5,710,000
Less accumulated depreciation	13,938,000		13,938,000			12,433,000		11,410,000
Property, net	25,820,000		25,820,000			28,457,000		27,995,000
Estimated useful lives																		5 years	10 years				25 years	30 years				3 years	5 years					3 years	7 years				5 years	10 years
Impairment of property, plant and equipment	0	0	300,000	[1]	1,069,000	1,069,000	[1]	906,000	1,100,000	600,000	2,300,000
Net book value of idled facility																														1,700,000
Machinery and equipment not currently in use, net realizable value									$ 1,400,000

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.